Investment Strategy	Mar. 31, 2026
RBC BlueBay Ultra-Short Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities.The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non-investment grade (high yield/junk bond).The Fund typically seeks to maintain an overall dollar-weighted portfolio duration of 12 months or less. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities relative to changes in interest rates. The longer a security’s duration or a fund’s average portfolio duration, the more sensitive it will be to changes in interest rates. The Fund may invest in securities of both U.S. and foreign issuers. The Fund will normally invest in a portfolio of fixed income securities denominated in U.S. dollars but may invest in securities denominated in currencies of other countries. In addition, the Fund may invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices. In particular, the Fund may use interest rate futures to manage portfolio risk. The Fund’s exposure to derivatives will vary. Derivatives instruments used by the Fund will be counted toward the Fund’s 80% investment policy to the extent they provide investment exposure to investments included within that policy or to one or more of the market risk factors associated with investments included in that policy. The Adviser uses a bottom-up, fundamental process combined with top-down risk management tools designed to meet the objective of high level of current income consistent with preservation of capital over the long term. The Adviser will also make active allocation decisions by focusing on sector targets, yield curve exposure and duration of the Fund’s portfolio. The Adviser incorporates material environmental, social and governance ("ESG") factors as part of the investment process for applicable types of investments. The ESG factors deemed material to the Fund are at the discretion of the Adviser. The Adviser applies exclusions as part of its investment process in managing the Fund. The exclusions apply a defined set of criteria as determined by the Adviser, to exclude certain issuers from the investment universe, as applicable. The exclusion criteria applied by the Adviser exclude companies involved in: • The production of depleted uranium weapons.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non-investment grade (high yield/junk bond).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities.
RBC Emerging Markets Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities tied to emerging market countries.For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.A security is economically tied to an emerging market country if it is issued by a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or corporation and the security is principally traded on the emerging market country’s securities markets, the classifications assigned by third parties, including an issuer’s “country of issue” as determined by Bloomberg and/or the classifications assigned to an issuer by the Fund’s benchmark index provider or a minimum of 50% of the issuer’s revenues are generated from, or a minimum of 50% of the issuer’s operations or assets are located within, the economies of emerging market countries. In determining whether a country is emerging or developed, the Fund may consider (i) classifications by the World Bank, the International Finance Corporation or the United Nations (and its agencies); (ii) classifications by the Fund’s benchmark index; and (iii) the International Monetary Fund’s definition and list of developing and emerging market countries.The Sub-Adviser seeks to invest in equity securities that are considered by the Sub-Adviser to have the potential to provide long-term capital growth. The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (DGRs”), participation notes, warrants and rights. The Fund will normally invest in a portfolio of equity securities denominated in the U.S. dollar, currencies of other developed countries and currencies of the local emerging market countries. Currencies of developed countries include: U.S. dollar, Canadian dollar, euro, Great British pound and Japanese yen. Local currencies can be defined as the currency of the issuer based in non-U.S. countries worldwide (e.g. Brazil bonds issued in Brazilian real). The Sub-Adviser incorporates material environmental, social and governance ("ESG") factors as part of the investment process for applicable types of investments. The ESG factors deemed material to the Fund are at the discretion of the Sub-Adviser.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	A security is economically tied to an emerging market country if it is issued by a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or corporation and the security is principally traded on the emerging market country’s securities markets, the classifications assigned by third parties, including an issuer’s “country of issue” as determined by Bloomberg and/or the classifications assigned to an issuer by the Fund’s benchmark index provider or a minimum of 50% of the issuer’s revenues are generated from, or a minimum of 50% of the issuer’s operations or assets are located within, the economies of emerging market countries. In determining whether a country is emerging or developed, the Fund may consider (i) classifications by the World Bank, the International Finance Corporation or the United Nations (and its agencies); (ii) classifications by the Fund’s benchmark index; and (iii) the International Monetary Fund’s definition and list of developing and emerging market countries.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities tied to emerging market countries.
RBC Emerging Markets ex-China Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities economically tied to emerging market countries excluding China.For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.A security is economically tied to an emerging market country excluding China if it is issued by a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or corporation and the security is principally traded on the emerging market country’s securities markets, the classifications assigned by third parties, including an issuer’s “country of issue” as determined by Bloomberg and/or the classifications assigned to an issuer by the Fund’s benchmark index provider or a minimum of 50% of the issuer’s revenues are generated from, or a minimum of 50% of the issuer’s operations or assets are located within, the economies of emerging market countries. In determining whether a country is emerging or developed, the Fund will consider (i) classifications by the World Bank, the International Finance Corporation or the United Nations (and its agencies); (ii) classifications by the MSCI Emerging Markets ex-China Index; and (iii) the International Monetary Fund’s definition and list of developing and emerging market countries.The Fund will typically invest in 40 to 60 equity securities issued by mid- to large-capitalization companies. The equity securities in which the Fund may invest include common stock, preferred stock, convertible securities, ADRs, EDRs, GDRs, warrants, rights and initial public offerings. The Fund will be diversified by sector and country within certain ranges of the MSCI Emerging Markets ex-China Index as determined by the Sub-Adviser. The Fund may also invest up to 35% of its assets in companies that are not included in the MSCI Emerging Markets ex-China Index. The Fund may invest in securities denominated in any currency. The investment process of the Fund is primarily based on fundamental research, although the Sub-Adviser will also consider quantitative and technical factors. The Sub-Adviser will also assess the economic outlook for each region, including expected growth, market valuations and economic trends. Stock selection decisions are ultimately based on an understanding of the company and its business and its outlook. The Sub-Adviser may sell securities for a number of reasons such as a change in the business model, a more attractive opportunity arises, portfolio construction benefits and less perceived potential upside. The Sub-Adviser incorporates ESG factors as part of the investment process for applicable types of investments. The ESG factors deemed material to the Fund are at the discretion of the Sub-Adviser.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	A security is economically tied to an emerging market country excluding China if it is issued by a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or corporation and the security is principally traded on the emerging market country’s securities markets, the classifications assigned by third parties, including an issuer’s “country of issue” as determined by Bloomberg and/or the classifications assigned to an issuer by the Fund’s benchmark index provider or a minimum of 50% of the issuer’s revenues are generated from, or a minimum of 50% of the issuer’s operations or assets are located within, the economies of emerging market countries. In determining whether a country is emerging or developed, the Fund will consider (i) classifications by the World Bank, the International Finance Corporation or the United Nations (and its agencies); (ii) classifications by the MSCI Emerging Markets ex-China Index; and (iii) the International Monetary Fund’s definition and list of developing and emerging market countries.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities economically tied to emerging market countries excluding China.
RBC Emerging Markets Value Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities tied economically to emerging market countries that are considered to be undervalued in relation to earnings, dividends and/or assets.For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.A security is economically tied to an emerging market country if it is issued by a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or corporation and the security is principally traded on the emerging market country’s securities markets, the classifications assigned by third parties, including an issuer’s “country of issue” as determined by Bloomberg and/or the classifications assigned to an issuer by the Fund’s benchmark index provider or a minimum of 50% of the issuer’s revenues are generated from, or a minimum of 50% of the issuer’s operations or assets are located within, the economies of emerging market countries. In determining whether a country is emerging or developed, the Fund may consider (i) classifications by the World Bank, the International Finance Corporation or the United Nations (and its agencies); (ii) classifications by the Fund’s benchmark index; and (iii) the International Monetary Fund’s definition and list of developing and emerging market countries.The Sub-Adviser uses a disciplined, bottom-up approach to select stocks for the Fund’s portfolio with a focus on fundamental research and qualitative analysis. This analysis considers factors such as attractive and sustainable business fundamentals, near-term profitability improvement potential, financial strength, management strength and low valuation. The Fund normally invests for the long-term, but may sell a security at any time the Sub-Adviser considers the security to be overvalued or otherwise unfavorable. The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, ADRs, EDRs, GDRs, equity-linked participation notes, warrants and rights. The Fund will normally invest in a portfolio of equity securities denominated in the U.S. dollar and currencies of other developed countries, and in currencies of the local emerging market countries. Currencies of developed countries include: U.S. dollar, Canadian dollar, euro, Great British pound and Japanese yen. Local currencies can be defined as the currency of the issuer based in non-U.S. countries worldwide (e.g., stocks of a Brazilian construction company issued in Brazilian real). The Sub-Adviser incorporates material ESG factors as part of the investment process for applicable types of investments. The ESG factors deemed material to the Fund are at the discretion of the Sub-Adviser.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	A security is economically tied to an emerging market country if it is issued by a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or corporation and the security is principally traded on the emerging market country’s securities markets, the classifications assigned by third parties, including an issuer’s “country of issue” as determined by Bloomberg and/or the classifications assigned to an issuer by the Fund’s benchmark index provider or a minimum of 50% of the issuer’s revenues are generated from, or a minimum of 50% of the issuer’s operations or assets are located within, the economies of emerging market countries. In determining whether a country is emerging or developed, the Fund may consider (i) classifications by the World Bank, the International Finance Corporation or the United Nations (and its agencies); (ii) classifications by the Fund’s benchmark index; and (iii) the International Monetary Fund’s definition and list of developing and emerging market countries.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities tied economically to emerging market countries that are considered to be undervalued in relation to earnings, dividends and/or assets.
RBC Global Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund will typically invest at least the lesser of (i) 40% of its total assets in the securities of issuers located in countries other than the United States and (ii) an amount of its total assets equal to the approximate percentage of issuers located in countries other than the United States included in the MSCI ACWI Net Total Return USD Index, unless the Sub-Adviser determines, in its sole discretion, that conditions are not favorable. If the Sub-Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. The Fund will normally invest in equity securities of companies domiciled in at least three countries (one of which may be the United States). The Fund will invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of one particular market capitalization category.The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, ADRs, EDRs, GDRs, participation notes, warrants and rights. The Sub-Adviser incorporates material ESG factors as part of the investment process for applicable types of investments. The ESG factors deemed material to the Fund are at the discretion of the Sub-Adviser. The Fund diversifies its investments among a number of different countries throughout the world, including both developed and emerging markets. In determining whether a country is emerging or developed, the Fund may consider (i) classifications by the World Bank, the International Finance Corporation or the United Nations (and its agencies); (ii) classifications by the Fund’s benchmark index; and (iii) the International Monetary Fund’s definition and list of developing and emerging market countries.The Fund will normally invest in a portfolio of equity securities denominated in both the U.S. dollar and currencies of other developed countries, and in currencies of the local emerging market countries. Currencies of developed countries include: U.S. dollar, Canadian dollar, euro, Great British pound and Japanese yen. Local currencies can be defined as the currency of the issuer based in non-U.S. countries worldwide.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Local currencies can be defined as the currency of the issuer based in non-U.S. countries worldwide.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the Fund will typically invest at least the lesser of (i) 40% of its total assets in the securities of issuers located in countries other than the United States and (ii) an amount of its total assets equal to the approximate percentage of issuers located in countries other than the United States included in the MSCI ACWI Net Total Return USD Index, unless the Sub-Adviser determines, in its sole discretion, that conditions are not favorable. If the Sub-Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. The Fund will normally invest in equity securities of companies domiciled in at least three countries (one of which may be the United States). The Fund will invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of one particular market capitalization category.In determining whether a country is emerging or developed, the Fund may consider (i) classifications by the World Bank, the International Finance Corporation or the United Nations (and its agencies); (ii) classifications by the Fund’s benchmark index; and (iii) the International Monetary Fund’s definition and list of developing and emerging market countries.
RBC China Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity investments in issuers economically tied to China.For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. For purposes of the 80% investment policy, China includes Mainland China, Hong Kong, and Macau.The Fund expects to invest primarily in common stocks, but may also invest in depositary receipts. This may include securities that trade in local Chinese, Hong Kong, or other foreign exchanges and securities that trade in Renminbi (“RMB”), the official currency of China. The Fund may invest in the securities of Chinese companies, normally restricted to residents of Mainland China (commonly known as “A Shares” or “China A Shares”), through the Stock Connect program or other channels. The Fund may also invest in other investments including, but not limited to, “B Shares” of companies listed on the Shanghai and Shenzhen Stock Exchanges; “H Shares” of companies incorporated in Mainland China and listed on the Hong Kong Stock Exchange and other foreign exchanges; shares of “Red Chip” and “P-Chip” companies with controlling Chinese shareholders that are incorporated outside of Mainland China and listed on the Hong Kong Stock Exchange; and shares of companies listed on the Hong Kong Stock Exchange that generate the majority of their value and revenue from doing business in China. “Red Chip” companies are controlled, either directly or indirectly, by Mainland China state entities. “P-Chip” companies are controlled by Mainland Chinese companies or individuals. Securities of Chinese companies may also include investments in variable interest entity (“VIE”) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies. In determining whether an issuer is economically tied to China, the Sub-Adviser will consider whether the issuer: (i) has a class of securities whose principal securities market is in China; (ii) is organized under the laws of, or maintains its principal place of business in, China; (iii) derives 50% or more of its total revenue or profit from goods produced, sales made or services provided in China; (iv) maintains 50% or more of its assets in China; or (v) is otherwise determined to be economically tied to China by the Sub-Adviser in its discretion. For example, the Sub-Adviser may use the classifications assigned by third parties, including an issuer’s “country of issue” or “country of risk” as determined by Bloomberg or the classifications assigned to an issuer by the Fund’s benchmark index provider. These classifications are generally based on a number of criteria, including an issuer’s country of domicile, the primary stock exchange on which an issuer’s securities trade, the location from which the majority of an issuer’s revenue is derived, and an issuer’s reporting currency. Although the Sub-Adviser may rely on these classifications, it is not required to do so. The Fund will typically invest in equity securities issued by mid- to large-capitalization companies. The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, ADRs, EDRs, GDRs, participation notes, warrants and rights. A convertible security is considered an “equity security” for purposes of the Fund’s 80% policy only if the convertible security is “in the money” at the time of investment. The Fund may use derivatives for hedging purposes to protect against losses or reduce volatility resulting from changes in interest rates and market indices, or to reduce its exposure to changes in the value of other currencies relative to the U.S. dollar. The Fund may also use derivatives such as options, futures, forward contracts and swaps for efficient portfolio management and investment purposes. The Fund is non-diversified and, therefore, compared to a diversified investment company, the Fund may invest a greater percentage of its assets in securities of a particular issuer. The investment process of the Fund is primarily based on fundamental research, although the Sub-Adviser will also consider quantitative and technical factors, as well as the economic outlook for China and relevant markets. Stock selection decisions are ultimately based on an understanding of the company and its business and its outlook. The Sub-Adviser incorporates material ESG factors as part of the investment process for applicable types of investments. The ESG factors deemed material to the Fund are at the discretion of the Sub-Adviser.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. For purposes of the 80% investment policy, China includes Mainland China, Hong Kong, and Macau.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In determining whether an issuer is economically tied to China, the Sub-Adviser will consider whether the issuer: (i) has a class of securities whose principal securities market is in China; (ii) is organized under the laws of, or maintains its principal place of business in, China; (iii) derives 50% or more of its total revenue or profit from goods produced, sales made or services provided in China; (iv) maintains 50% or more of its assets in China; or (v) is otherwise determined to be economically tied to China by the Sub-Adviser in its discretion.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity investments in issuers economically tied to China.
RBC International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of companies located throughout the world, excluding the United States.For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.The Fund determines where a company is located, and thus, whether a company is considered to be located outside the United States by considering the classifications assigned to it by third parties, including an issuer’s “country of issue” as determined by Bloomberg, or whether: (i) it is organized under the laws of or maintains its principal office in a country located outside the United States; (ii) its securities are principally traded on trading markets in countries located outside the United States; (iii) it derives at least 50% of its total revenue or profits from goods produced, services performed or sales made in countries located outside the United States; or (iv) it has at least 50% of its assets in countries located outside the United States. For companies that are organized under the laws of or maintain their principal office in the United States, the Fund will only consider (iii) and (iv) above.The Fund will primarily invest in large capitalization companies. The equity securities in which the Fund may invest include common stock, preferred stock, convertible securities, ADRs, EDRs, GDRs, participation notes, warrants, rights and initial public offerings. The Fund will be invested in issuers located in at least three countries. The Fund also will be diversified by sector and country within certain ranges of the MSCI EAFE Total Return Net Index as determined by the Sub-Adviser. The Fund may also invest up to 35% of its assets in companies that are not included in the MSCI EAFE Total Return Net Index. The Fund will normally invest in a portfolio of equity securities denominated in both the U.S. dollar, currencies of other developed countries and currencies of the local emerging market countries. The investment process of the Fund is primarily based on fundamental research, although the Sub-Adviser will also consider quantitative and technical factors. The Sub-Adviser will also assess the economic outlook for each region, including expected growth, market valuations and economic trends. Stock selection decisions are ultimately based on an understanding of the company and its business and its outlook. The Sub-Adviser may sell securities for a number of reasons such as a change in the business model, a more attractive opportunity arises, portfolio construction benefits and less perceived potential upside. The Sub-Adviser incorporates material ESG factors as part of the investment process for applicable types of investments. The ESG factors deemed material to the Fund are at the discretion of the Sub-Adviser.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund determines where a company is located, and thus, whether a company is considered to be located outside the United States by considering the classifications assigned to it by third parties, including an issuer’s “country of issue” as determined by Bloomberg, or whether: (i) it is organized under the laws of or maintains its principal office in a country located outside the United States; (ii) its securities are principally traded on trading markets in countries located outside the United States; (iii) it derives at least 50% of its total revenue or profits from goods produced, services performed or sales made in countries located outside the United States; or (iv) it has at least 50% of its assets in countries located outside the United States. For companies that are organized under the laws of or maintain their principal office in the United States, the Fund will only consider (iii) and (iv) above.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of companies located throughout the world, excluding the United States.
RBC International Small Cap Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of small companies located throughout the world, excluding the United States.For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.The Fund currently considers “small companies” to be those within the market capitalization range of the MSCI ACWI ex USA Small Cap Index. As of June 30, 2026, the market capitalization range of the MSCI ACWI ex USA Small Cap Index was approximately $0.0 million to $19.8 billion. The Fund determines where a company is located, and thus, whether a company is considered to be located outside the United States by considering the classifications assigned to it by third parties, including an issuer’s “country of issue” as determined by Bloomberg, or whether: (i) it is organized under the laws of or maintains its principal office in a country located outside the United States; (ii) its securities are principally traded on trading markets in countries located outside the United States; (iii) it derives at least 50% of its total revenue or profits from goods produced, services performed or sales made in countries located outside the United States; or (iv) it has at least 50% of its assets in countries located outside the United States. For companies that are organized under the laws of or maintain their principal office in the United States, the Fund will only consider (iii) and (iv) above.The equity securities in which the Fund may invest include common stock, preferred stock, convertible securities, ADRs, EDRs, GDRs, participation notes, warrants and rights. The Fund will invest in at least three countries. The Fund also will be diversified by sector and country within certain ranges of the MSCI ACWI ex-USA Small Cap Index as determined by the Sub-Adviser. The Fund will normally invest in a portfolio of equity securities denominated in both the U.S. dollar, currencies of other developed countries and currencies of the local emerging market countries. The investment process of the Fund is primarily based on fundamental research, although the Sub-Adviser will also consider quantitative and technical factors. The Sub-Adviser will also assess the economic outlook for each region, including expected growth, market valuations and economic trends. Stock selection decisions are ultimately based on an understanding of the company and its business and its outlook. The Sub-Adviser may sell securities for a number of reasons such as a change in the business model, a more attractive opportunity arises, portfolio construction benefits and less perceived potential upside. The Sub-Adviser incorporates material ESG factors as part of the investment process for applicable types of investments. The ESG factors deemed material to the Fund are at the discretion of the Sub-Adviser.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund currently considers “small companies” to be those within the market capitalization range of the MSCI ACWI ex USA Small Cap Index. As of June 30, 2026, the market capitalization range of the MSCI ACWI ex USA Small Cap Index was approximately $0.0 million to $19.8 billion. The Fund determines where a company is located, and thus, whether a company is considered to be located outside the United States by considering the classifications assigned to it by third parties, including an issuer’s “country of issue” as determined by Bloomberg, or whether: (i) it is organized under the laws of or maintains its principal office in a country located outside the United States; (ii) its securities are principally traded on trading markets in countries located outside the United States; (iii) it derives at least 50% of its total revenue or profits from goods produced, services performed or sales made in countries located outside the United States; or (iv) it has at least 50% of its assets in countries located outside the United States. For companies that are organized under the laws of or maintain their principal office in the United States, the Fund will only consider (iii) and (iv) above.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of small companies located throughout the world, excluding the United States.